Segment reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment reporting	Segment reporting:
For management purposes, the Company is organized based on its two leasing businesses and has two reportable segments, containership leasing and mobile power generation. The Company’s containership leasing segment owns and operates a fleet of containerships which are chartered primarily pursuant to long-term, fixed-rate charters. The Company’s mobile power generation segment owns and operates a fleet of power generation assets, including gas turbines and other equipment, and provides power solutions to customers.

The Company’s chief operating decision makers monitor the operating results of the leasing businesses separately for the purpose of making decisions about resource allocation and performance assessment based on adjusted EBITDA, which is computed as net earnings before interest expense, income tax expense, depreciation and amortization expense, impairments, write-down and gains/losses on sale, gains/losses on derivative instruments, loss on foreign currency repatriation, change in contingent consideration asset, loss on debt extinguishment, other expenses and certain other items that the Company believes are not representative of its operating performance.
4.    Segment reporting:
The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2021	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,460.4	$186.2	$—	$1,646.6
Operating expense	289.3	50.3	—	339.6
Depreciation and amortization expense	307.9	58.8	—	366.7
General and administrative expense	49.9	37.1	3.6	90.6
Indemnity claim (income) under acquisition agreement	—	(42.4)	—	(42.4)
Operating lease expense	143.0	3.3	—	146.3
Gain on sale	(15.9)	(0.5)	—	(16.4)
Interest income	(0.3)	(2.8)	—	(3.1)
Interest expense	178.8	20.2	(1.9)	197.1
Income tax expense	0.8	32.2	—	33.0

Year ended December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,222.8	$198.3	$—	$1,421.1
Operating expense	243.4	31.2	—	274.6
Depreciation and amortization expense	288.1	65.8	—	353.9
General and administrative expense	36.6	36.9	(8.1)	65.4
Operating lease expense	147.3	3.2	—	150.5
Loss on sale	—	0.2	—	0.2
Goodwill impairment	—	117.9	—	117.9
Interest income	(1.4)	(3.6)	—	(5.0)
Interest expense	176.0	19.5	(3.9)	191.6
Income tax expense	1.0	15.6	—	16.6
4.    Segment reporting (continued):

	Year ended December 31, 2021	Year ended December 31, 2020
Containership leasing adjusted EBITDA	$978.4	$795.5
Mobile power generation adjusted EBITDA(1)	136.4	127.0
Total segment adjusted EBITDA	1,114.8	922.5
Eliminations and other	(1.4)	(1.3)
Depreciation and amortization expense	366.7	353.9
Interest income	(3.1)	(5.0)
Interest expense	197.1	191.6
(Gain) Loss on derivative instruments	(14.1)	35.5
Loss on debt extinguishment	127.0	—
Other expenses	6.5	8.6
Loss (Gain) on contingent consideration asset	5.1	(6.8)
Loss on foreign currency repatriation	13.9	18.7
(Gain) Loss on sale	(16.4)	0.2
Goodwill impairment	—	117.9
Consolidated net earnings before taxes	$433.5	$209.2
(1)The calculation of adjusted EBITDA does not include the Indemnity claim under acquisition agreement as an adjustment for the mobile power generation segment. Although the revenue reported for this segment is lower due to an injunction at one of the sites, the losses are recoverable through an indemnification agreement (note 3).

Total Assets	December 31, 2021	December 31, 2020
Containership Leasing	$9,777.6	$8,475.4
Mobile Power Generation	842.7	829.9
Elimination and Other	(50.7)	(16.2)
Total	$10,569.6	$9,289.1

Capital expenditures by segment	Year ended December 31, 2021	Year ended December 31, 2020
Containership leasing	$1,679.4	$848.1
Mobile power generation	29.9	17.6